FINANCIAL INSTRUMENTS - Schedule of Foreign Exchange Forward Contracts at Fair Value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 UYU ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 UYU ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($) COP ($) INR (₨) AUD ($) GBP (£) UYU ($) CLP ($)	Dec. 31, 2023 USD ($) AUD ($) COP ($) GBP (£) UYU ($) DKK (kr) CLP ($) INR (₨) EUR (€)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Fair value (liabilities)															$ (848)	$ (308)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															84.27	876.95
Notional foreign currency rate						₨ 85.27	$ 875.93
Fair value (liabilities)															$ (111)	$ (10)
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															84.67	890.85
Notional foreign currency rate						85.87	$ 877.33
Fair value (liabilities)															$ (119)	$ (120)
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															4,424.7	1.46
Notional foreign currency rate			$ 4,427					$ 1.46
Fair value (liabilities)															$ (6)	$ (89)
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															4,424	39.36
Notional foreign currency rate			4,427									$ 39.37
Fair value (liabilities)															$ (7)	$ (1)
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															0.79	6.67
Notional foreign currency rate				£ 0.80						kr 6.72
Fair value (liabilities)															$ (34)	$ (88)
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															1.52
Notional foreign currency rate		$ 1.62
Fair value (liabilities)															$ (443)
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | ₨															85.94
Notional foreign currency rate | ₨						₨ 86.11
Fair value (liabilities)															$ (22)
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															4,411.5
Notional foreign currency rate			$ 4,443.21
Fair value (liabilities)															$ (105)
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															44.39
Notional foreign currency rate					$ 44.40
Fair value (liabilities)															$ (1)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Fair value assets															$ 170	$ 2,330
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															977.00	1.54
Notional foreign currency rate	$ 995.03							$ 1.46
Fair value assets															$ 145	$ 789
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															992.22	4,006.5
Notional foreign currency rate	$ 995.54								$ 3,846.04
Fair value assets															$ 25	$ 336
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																4,005.08
Notional foreign currency rate									3,846.03
Fair value assets																$ 333
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																4,004.07
Notional foreign currency rate									3,846.02
Fair value assets																$ 331
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | kr																6.82
Notional foreign currency rate | kr										kr 6.71
Fair value assets																$ 172
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | £																0.82
Notional foreign currency rate | £											£ 0.78
Fair value assets																$ 63
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																39.46
Notional foreign currency rate												$ 39.21
Fair value assets																$ 29
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | ₨																83.51
Notional foreign currency rate | ₨													₨ 83.31
Fair value assets																$ 19
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | ₨																83.44
Notional foreign currency rate | ₨													₨ 83.25
Fair value assets																$ 17
Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | £																0.79
Notional foreign currency rate | £											£ 0.78
Fair value assets																$ 14
Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | €																0.91
Notional foreign currency rate | €														€ 0.90
Fair value assets																$ 8
Foreign exchange forward contracts | Settlement 12
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																3,907
Notional foreign currency rate									3,866.64
Fair value assets																$ 83
Foreign exchange forward contracts | Settlement 13
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																3,901.8
Notional foreign currency rate									3,865.84
Fair value assets																$ 74
Foreign exchange forward contracts | Settlement 14
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																3,898.5
Notional foreign currency rate									$ 3,868.41
Fair value assets																$ 62